[ING FUNDS LOGO]

December 19, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Variable Products Trust
SEC File Nos. 333-73140; 811-8220

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 36 (“Amendment”) to the Registration Statement of ING Variable Products Trust (“Registrant”).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on February 17, 2009.

The Registrant is filing the Amendment for the purpose of adding a new share class – Service 2 Class (“Class S2”) shares, to the Registrant.

Should you have any questions or comments regarding this filing, please contact Kim Palmer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP